Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 30 — COMMITMENTS AND CONTINGENCIES

(1)	Apart from the bank loans and lease liability as disclosed in Note 25 and Note 26, no other commitment was identified by the Company.

(2)	Please see Note 25 and Note 26 for the obligation of future payment.

No contingency is identified by the Company as of March 31, 2025.